UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Florham Park, NJ     July 18, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $130,900 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      800    15200 SH       SOLE                        0        0    15200
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     4625    76550 SH       SOLE                        0        0    76550
AMGEN INC                      COM              031162100      201     3450 SH       SOLE                        0        0     3450
APPLE INC                      COM              037833100      670     1995 SH       SOLE                        0        0     1995
AT&T INC                       COM              00206r102     2983    94962 SH       SOLE                        0        0    94962
AUTOMATIC DATA PROCESSING IN   COM              053015103      316     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100     4554   177765 SH       SOLE                        0        0   177765
BARD C R INC                   COM              067383109     6076    55310 SH       SOLE                        0        0    55310
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      213     3300 SH       SOLE                        0        0     3300
CELGENE CORP                   COM              151020104      380     6300 SH       SOLE                        0        0     6300
CENTURYLINK INC                COM              156700106      243     6000 SH       SOLE                        0        0     6000
CHEVRON CORP NEW               COM              166764100      295     2871 SH       SOLE                        0        0     2871
CHUBB CORP                     COM              171232101      207     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     4057   259915 SH       SOLE                        0        0   259915
COCA COLA CO                   COM              191216100      242     3600 SH       SOLE                        0        0     3600
CONOCOPHILLIPS                 COM              20825c104     3211    42700 SH       SOLE                        0        0    42700
COSTCO WHSL CORP NEW           COM              22160k105      217     2667 SH       SOLE                        0        0     2667
DANAHER CORP DEL               COM              235851102     1208    22800 SH       SOLE                        0        0    22800
DEVON ENERGY CORP NEW          COM              25179m103     3631    46075 SH       SOLE                        0        0    46075
E M C CORP MASS                COM              268648102     5212   189180 SH       SOLE                        0        0   189180
EATON CORP                     COM              278058102     4525    87955 SH       SOLE                        0        0    87955
EXXON MOBIL CORP               COM              30231g102     3271    40199 SH       SOLE                        0        0    40199
GENERAL ELECTRIC CO            COM              369604103      991    52552 SH       SOLE                        0        0    52552
HANSEN MEDICAL INC             COM              411307101       70    20460 SH       SOLE                        0        0    20460
HEINZ H J CO                   COM              423074103      525     9850 SH       SOLE                        0        0     9850
ILLINOIS TOOL WKS INC          COM              452308109     3711    65685 SH       SOLE                        0        0    65685
INTEL CORP                     COM              458140100      976    44023 SH       SOLE                        0        0    44023
INTERNATIONAL BUSINESS MACHS   COM              459200101     6515    37977 SH       SOLE                        0        0    37977
INTUITIVE SURGICAL INC         COM NEW          46120e602      951     2555 SH       SOLE                        0        0     2555
ITRON INC                      COM              465741106     2701    56075 SH       SOLE                        0        0    56075
JOHNSON & JOHNSON              COM              478160104     2385    35852 SH       SOLE                        0        0    35852
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      225     3100 SH       SOLE                        0        0     3100
LIFE TECHNOLOGIES CORP         COM              53217v109     4923    94545 SH       SOLE                        0        0    94545
LOWES COS INC                  COM              548661107     3717   159475 SH       SOLE                        0        0   159475
MEDTRONIC INC                  COM              585055106     4428   114920 SH       SOLE                        0        0   114920
MERCK & CO INC NEW             COM              58933y105      526    14900 SH       SOLE                        0        0    14900
MICROSOFT CORP                 COM              594918104     4239   163053 SH       SOLE                        0        0   163053
NEWMONT MINING CORP            COM              651639106     1080    20010 SH       SOLE                        0        0    20010
NEXTERA ENERGY INC             COM              65339f101      259     4500 SH       SOLE                        0        0     4500
NIKE INC                       CL B             654106103      328     3650 SH       SOLE                        0        0     3650
NUANCE COMMUNICATIONS INC      COM              67020y100     4473   208350 SH       SOLE                        0        0   208350
OMNICOM GROUP INC              COM              681919106     3709    77010 SH       SOLE                        0        0    77010
PENGROWTH ENERGY CORP          COM              70706p104      179    14200 SH       SOLE                        0        0    14200
PENN WEST PETE LTD NEW         COM              707887105      332    14400 SH       SOLE                        0        0    14400
PEPSICO INC                    COM              713448108     6256    88823 SH       SOLE                        0        0    88823
PITNEY BOWES INC               COM              724479100     3460   150484 SH       SOLE                        0        0   150484
PPG INDS INC                   COM              693506107      415     4575 SH       SOLE                        0        0     4575
PROCTER & GAMBLE CO            COM              742718109      437     6875 SH       SOLE                        0        0     6875
SANDRIDGE ENERGY INC           COM              80007p307      421    39500 SH       SOLE                        0        0    39500
SCANA CORP NEW                 COM              80589m102      589    14950 SH       SOLE                        0        0    14950
SCHLUMBERGER LTD               COM              806857108      276     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1421    35200 SH       SOLE                        0        0    35200
SYNOVUS FINL CORP              COM              87161c105       23    11200 SH       SOLE                        0        0    11200
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      153    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     4049    86315 SH       SOLE                        0        0    86315
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5487   113790 SH       SOLE                        0        0   113790
THERMO FISHER SCIENTIFIC INC   COM              883556102      324     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      414     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     5297    90728 SH       SOLE                        0        0    90728
UNITED PARCEL SERVICE INC      CL B             911312106      224     3075 SH       SOLE                        0        0     3075
UNITED TECHNOLOGIES CORP       COM              913017109     2490    28138 SH       SOLE                        0        0    28138
WALGREEN CO                    COM              931422109      234     5500 SH       SOLE                        0        0     5500
WELLS FARGO & CO NEW           COM              949746101     4550   162152 SH       SOLE                        0        0   162152